FINANCIAL STATEMENTS

American Republic Variable Annuity Account
Year Ended December 31, 2001


0112-0254378

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2001




                                    CONTENTS

Report of Independent Auditors...........................................................................1

Audited Financial Statements

Statements of Assets and Liabilities.....................................................................2
Statements of Operations.................................................................................4
Statements of Changes in Net Assets......................................................................6
Notes to Financial Statements...........................................................................10



0112-0254378

                         Report of Independent Auditors

The Board of Directors
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of American Republic Variable Annuity Account comprising the Money Market, Strategic Fixed Income, Growth, Growth and Income, International (formerly Global Equity), Global Bond (formerly Global Income), and Total Return (formerly Balanced) Divisions as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2001, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



March 11, 2002





0112-0254378                                                                   1

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                                           MONEY MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
ASSETS
Investments in shares of mutual funds, at market                                               $556,599

LIABILITIES                                                                                           -
                                                                                        -------------------
                                                                                        -------------------
Net assets                                                                                     $556,599
                                                                                        ===================
                                                                                        ===================

NET ASSETS
Accumulation units                                                                             $553,731
Contracts in annuitization period                                                                 2,868
                                                                                        -------------------
                                                                                        -------------------
Total net assets                                                                               $556,599
                                                                                        ===================
                                                                                        ===================

Investments in shares of mutual funds, at cost                                                 $556,599
Shares of mutual fund owned                                                                     556,599

Accumulation units outstanding                                                                   35,394
Accumulation unit value                                                                     $     15.65

Annuitized units outstanding                                                                        183
Annuitized unit value                                                                       $     15.65

See accompanying notes.





2                                                                   0112-0254378

 STRATEGIC FIXED       GROWTH       GROWTH AND INCOME  INTERNATIONAL         GLOBAL            TOTAL
 INCOME DIVISION      DIVISION          DIVISION          DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $1,513,142        $6,628,130      $2,070,397        $1,833,593        $2,399,384        $4,422,224

               -                 -               -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,513,142        $6,628,130      $2,070,397        $1,833,593        $2,399,384        $4,422,224
===========================================================================================================
===========================================================================================================


      $1,493,461        $6,570,323      $2,036,749        $1,809,290        $2,311,148        $4,283,987
          19,681            57,807          33,648            24,303            88,236           138,237
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $1,513,142        $6,628,130      $2,070,397        $1,833,593        $2,399,384        $4,422,224
===========================================================================================================
===========================================================================================================

      $1,496,982        $6,315,122      $2,020,907        $1,774,412        $2,451,971        $4,399,518
         138,186           403,662          93,429           156,851           219,523           250,551

          71,337           180,246          95,521           118,817           127,818           146,420
  $        20.94     $       36.45   $       21.32    $        15.23    $        18.08    $        29.26

             940             1,586           1,578             1,596             4,880             4,725
  $        20.94     $       36.45   $       21.32    $        15.23    $        18.08    $        29.26




0112-0254378                                                                   3

                   American Republic Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2001

                                                                                           MONEY MARKET
                                                                                             DIVISION
                                                                                        -------------------
                                                                                        -------------------
Income:
   Dividends                                                                                   $15,594
Expenses:
   Mortality and expense risk                                                                   10,174
                                                                                        -------------------
                                                                                        -------------------
Net investment income                                                                            5,420

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                                                       -
   Realized gain distributions                                                                       -
                                                                                        -------------------
                                                                                        -------------------
Net realized gain (loss) on investments                                                              -

Change in unrealized appreciation/depreciation of investments                                        -
                                                                                        -------------------
                                                                                        -------------------
Net increase (decrease) in net assets from operations                                         $  5,420
                                                                                        ===================

See accompanying notes.





4                                                                   0112-0254378

 STRATEGIC FIXED       GROWTH       GROWTH AND INCOME  INTERNATIONAL         GLOBAL            TOTAL
 INCOME DIVISION      DIVISION          DIVISION          DIVISION       BOND DIVISION   RETURN DIVISION
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $124,924    $              -       $  45,516     $       1,559    $           -        $   233,644

        24,584             111,631          38,902            32,735           38,943             65,753
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       100,340            (111,631)          6,614           (31,176)         (38,943)           167,891


       (17,255)         (8,990,246)       (365,820)       (1,032,993)        (158,538)        (1,343,985)
             -           5,064,993         872,849           402,676                -            888,782
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       (17,255)         (3,925,253)        507,029          (630,317)        (158,538)          (455,203)

        33,672           1,855,165        (473,053)           40,094          116,427            442,352
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $116,757         $(2,181,719)      $  40,590       $  (621,399)       $ (81,054)       $   155,040
===========================================================================================================



0112-0254378                                                                   5

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets

                                                                              MONEY MARKET DIVISION
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             YEAR ENDED DECEMBER 31
                                                                             2001              2000
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                             $    5,420      $     40,802
   Net realized gain (loss) on investments                                           -                 -
   Change in unrealized appreciation/depreciation of investments
                                                                                     -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                            5,420            40,802

Contract transactions:
   Purchase payments                                                                 -                 -
   Administrative charges                                                         (890)           (1,266)
   Contract distributions and terminations                                    (472,529)         (990,185)
   Transfer payments (to) from other divisions                                  97,166           294,695
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                  (1,099)         (112,114)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net decrease in net assets from contract transactions                         (377,352)         (808,870)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total decrease in net assets                                                  (371,932)         (768,068)

Net assets at beginning of year                                                928,531         1,696,599
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                     $556,599       $   928,531
                                                                       ====================================

See accompanying notes.




6                                                                   0112-0254378

         STRATEGIC FIXED                                                            GROWTH AND
         INCOME DIVISION                     GROWTH DIVISION                     INCOME DIVISION
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
      2001             2000               2001             2000               2001             2000
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
    $   100,340      $   150,744       $    (111,631)   $    (201,975)     $       6,614     $    (46,337)
        (17,255)         (48,086)         (3,925,253)       4,059,734            507,029          612,932

         33,672          113,348           1,855,165       (6,798,823)          (473,053)        (853,329)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
        116,757          216,006          (2,181,719)      (2,941,064)            40,590         (286,734)


              -                -                   -            5,010                  -            3,050
         (1,206)          (1,428)             (5,230)          (6,387)            (2,202)          (2,705)
       (601,962)        (602,675)         (1,685,427)      (2,888,435)        (1,829,675)      (1,223,009)
         17,429          (60,865)            (23,098)         (45,220)             7,372         (135,348)

        (62,996)          (1,479)            (18,090)         (70,838)           (15,094)         (55,996)
----------------------------------- ----------------------------------- -----------------------------------
       (648,735)        (666,447)         (1,731,845)      (3,005,869)        (1,839,599)      (1,414,008)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
       (531,978)        (450,441)         (3,913,564)      (5,946,933)        (1,799,009)      (1,700,742)

      2,045,120        2,495,561          10,541,694       16,488,627          3,869,406        5,570,148
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
     $1,513,142       $2,045,120        $  6,628,130      $10,541,694         $2,070,397       $3,869,406
=================================== =================================== ===================================




0112-0254378                                                                   7

                   American Republic Variable Annuity Account

                                                                             INTERNATIONAL DIVISION
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             YEAR ENDED DECEMBER 31
                                                                             2001              2000
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $    (31,176)    $    (16,026)
   Net realized gain (loss) on investments                                     (630,317)         452,720
   Net unrealized appreciation (depreciation) of investments
                                                                                 40,094         (837,306)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets from operations                          (621,399)        (384,586)

Contract transactions:
   Purchase payments                                                                  -            2,510
   Administrative charges                                                        (2,219)          (3,066)
   Contract distributions and terminations                                     (465,995)        (628,051)
   Transfer payments (to) from other divisions                                  (87,798)          (7,460)
   Actuarial adjustment in reserves for currently payable annuity
     contracts                                                                   (9,717)         (22,174)
                                                                       ------------------------------------
                                                                       ------------------------------------
Net decrease in net assets from contract transactions                          (565,729)        (658,241)
                                                                       ------------------------------------
                                                                       ------------------------------------
Total decrease in net assets                                                 (1,187,128)      (1,058,853)

Net assets at beginning of year                                               3,020,721        4,079,574
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of year                                                    $1,833,593       $3,020,721
                                                                       ====================================

See accompanying notes.




8                                                                   0112-0254378

          GLOBAL BOND DIVISION              TOTAL RETURN DIVISION
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
         2001             2000              2001             2000
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------

       $    (38,943)   $     72,710       $   167,891     $     68,655
           (158,538)       (131,373)         (455,203)         669,942

            116,427         155,428           442,352         (851,691)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
            (81,054)         96,765           155,040         (113,094)


                  -               -                 -              300
             (2,822)         (3,388)           (3,548)          (4,294)
           (857,334)     (1,009,550)         (581,676)      (1,839,701)
            (19,486)         (8,519)            8,414          (36,999)

            (45,333)        (29,163)          (45,868)         (82,482)
   ----------------------------------------------------------------------
           (924,975)     (1,050,620)         (622,678)      (1,963,176)
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         (1,006,029)       (953,855)         (467,636)      (2,076,266)

          3,405,413       4,359,268         4,889,860        6,966,126
   ----------------------------------------------------------------------
   ----------------------------------------------------------------------
         $2,399,384      $3,405,413        $4,422,224       $4,889,860
   ======================================================================






0112-0254378                                                                   9

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following open-end registered investment companies (mutual funds):

   DIVISION                                         INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
                                                    Brinson Series Trust*:
   Money Market                                        Money Market Portfolio
   Strategic Fixed Income                              Strategic Fixed Income Portfolio

                                                    Alliance Variable Products Series Fund, Inc.:
   Growth                                              Growth Portfolio
   Growth and Income                                   Growth and Income Portfolio
   International                                       International Portfolio
   Global Bond                                         Global Bond Portfolio
   Total Return                                        Total Return Portfolio

   *Formerly the Mitchell Hutchins Series Trust.

During 2001, shareholders of the Brinson Series Trust (Brinson) voted to merge five portfolios into portfolios of another series mutual fund, Alliance Variable
Products Series Fund, Inc. (Alliance). As a result of the merger, the shares held by the following divisions were exchanged for shares of respective portfolios of Alliance as follows:




0112-0254378                                                                  10

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   DIVISION                 BRINSON PORTFOLIO EXCHANGED               ALLIANCE PORTFOLIO ACQUIRED
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Growth                   Growth Portfolio                          Growth Portfolio
   Growth and Income        Growth and Income Portfolio               Growth and Income Portfolio
   International            Global Equity Portfolio                   International Portfolio
   Global Bond              Global Income Portfolio                   Global Bond Portfolio
   Total Return             Balanced Portfolio                        Total Return Portfolio

In connection with the above reorganizations, during 2001, the Global Equity Division was renamed the International Division, the Global Income Division was renamed the Global Bond Division and the Balanced Division was renamed the Total Return Division.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value.

The average cost method is used to determine realized gains and losses. Investment transactions are accounted for on the trade date. Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.




0112-0254378                                                                  11

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

RECLASSIFICATIONS

Certain amounts in the 2000 statements of operations and changes in net assets have been reclassified to conform to the 2001 financial statement presentation.

2. EXPENSES AND RELATED PARTY TRANSACTIONS

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.


0112-0254378                                                                  12

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2001:

                                                                                            PROCEEDS FROM
   DIVISION                                                            COST OF PURCHASES       SALES
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Money Market                                                            $   373,641       $   745,574
   Strategic Fixed Income                                                      142,228           690,623
   Growth                                                                    5,432,709         2,211,193
   Growth and Income                                                           941,731         1,901,866
   International                                                               489,558           683,787
   Global Bond                                                                  14,525           978,442
   Total Return                                                              1,215,361           781,365


0112-0254378                                                                  13

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                             2001                                    2000
                            --------------------------------------- ---------------------------------------
                            --------------------------------------- ---------------------------------------
                                                           NET                                    NET
   DIVISION                   PURCHASED     REDEEMED    DECREASE      PURCHASED    REDEEMED     DECREASE
   ---------------------------------------------------------------- ---------------------------------------
   ---------------------------------------------------------------- ---------------------------------------
   Money Market                  22,949       47,047       (24,098)      83,950      134,812      (50,862)
   Strategic Fixed Income           838       32,863       (32,025)       4,689       40,817      (36,128)
   Growth                        10,477       51,939       (41,462)      18,206       70,096      (51,890)
   Growth and Income              1,097       83,494       (82,397)       2,321       65,129      (62,808)
   International                  5,670       39,532       (33,862)       5,707       37,088      (31,381)
   Global Bond                    1,043       51,239       (50,196)       2,882       61,595      (58,713)
   Total Return                   3,250       24,712       (21,462)       8,896       77,386      (68,490)

6. SUBSEQUENT EVENT

During February 2002, a plan of merger was announced which will liquidate the Brinson Series Trust; Money Market Portfolio and Strategic Fixed Income Portfolio and merge them with the Alliance Variable Products Series Fund, Inc.; Money Market Portfolio and U.S. Government/High Grade Securities Portfolio, respectively. The liquidation and merger will have no effect on the net assets of the Account.



0112-0254378                                                                  14

7. UNIT VALUES

Effective with these 2001 annual financial statements, the Account has presented the following summary of units outstanding, unit values, and net assets at December 31, 2001 and expense ratios, investment income ratios, and total return ratios for the year ended December 31, 2001:

                                                                                RATIO OF
                                                                                EXPENSES
                                                     NET       INVESTMENT      TO AVERAGE
                                           UNIT     ASSETS       INCOME           NET           TOTAL
            DIVISION            UNITS     VALUE     (000S)      RATIO (2)      ASSETS (3)    RETURN (4)
   --------------------------------------------------------------------------------------------------------
   Money Market                    35,577 $15.65    $  557        2.15%            1.40%          0.58%
   Strategic Fixed Income          72,277  20.94     1,513        7.11             1.40           6.78
    Growth (1)                    181,832  36.45     6,628        -                1.40         (22.79)
   Growth and Income (1)           97,099  21.32     2,070        1.64             1.40          (1.11)
   International (1)              120,413  15.23     1,834        0.01             1.40         (22.22)
   Global Bond (1)                132,698  18.08     2,399        -                1.40          (2.90)
   Total Return (1)               151,145  29.26     4,422        4.97             1.40           3.28

  (1) See Note 1 regarding changes in underlying investment option.
  (2) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.
  (3) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
  (4) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.




0112-0254378                                                                  15